CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Net sales	$ 32,632	$ 31,529	$ 32,224
Finance and interest income	1,204	1,272	1,256
Total Revenues	33,836	32,801	33,480
Costs and Expenses
Cost of goods sold	26,551	25,569	26,270
Selling, general & administrative expenses	3,094	3,036	3,214
Research and development expenses	1,222	1,129	1,026
Restructuring expenses	71	231	131
Interest expense	1,196	1,209	1,324
Other, net	328	280	335
Total Costs and Expenses	32,462	31,454	32,300
Income (loss) before taxes and equity in income (loss) of unconsolidated subsidiaries and affiliates	1,374	1,347	1,180
Income taxes	671	564	652
Equity in income of unconsolidated subsidiaries and affiliates	125	93	111
Net Income	828	876	639
Net income attributable to noncontrolling interests	151	120	94
Net income attributable to CNH Industrial N.V.	$ 677	$ 756	$ 545
Earnings per share attributable to common shareholders
Basic	$ 0.54	$ 0.62	$ 0.42
Diluted	$ 0.54	$ 0.62	$ 0.42
Preference Shareholders [Member]
Earnings per share attributable to preference/savings shareholders
Basic and diluted			$ 0.42
Savings Shareholders [Member]
Earnings per share attributable to preference/savings shareholders
Basic and diluted			$ 0.49